As filed with the Securities and Exchange Commission on December 29, 2008

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS

Three Canal Plaza, Suite 600

Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer

Three Canal Plaza, Suite 600

Portland, Maine 04101

207-347-2000

Date of fiscal year end: April 30

Date of reporting period: May 1, 2008 – October 31, 2008

ITEM 1.	REPORT TO STOCKHOLDERS.

SEMI-ANNUAL REPORT

(UNAUDITED)

October 31, 2008

Dover

Long/Short Sector Fund

DOVER LONG/SHORT SECTOR FUND

A MESSAGE TO OUR SHAREHOLDERS

OCTOBER 31, 2008

Dear Fellow Shareholders:

We would like to extend a sincere thank you to all of you who have supported us during 2008. We know that each of you has a wide range of investment options where you can invest your savings, and we appreciate the trust that you have placed in us to manage your funds.

We are pleased to report that the Dover Long/Short Sector Fund (the “Fund”) Institutional shares achieved a total return 1.18% for the six-month period ending October 31, 2008. This compares favorably to the S&P 500 Index (the “Index”) which had a -29.28% return during the same period. The Fund’s outperformance relative to the Index is mostly attributed to our very cautious approach to the U.S. equity market during this period as well as short positions in economically-sensitive sectors such as technology, financial, consumer discretionary and basic materials.

Medium-term Investment Outlook

September 2008 will be remembered for a long time – the unthinkable became the ordinary in the U.S. financial system. Here is a brief chronology of events:

•

On Sunday September 7, the Federal Housing Finance Agency and the U.S. Department of the Treasury placed Fannie Mae and Freddie Mac into “conservatorship” as their regulators finally recognized the two companies did not have enough capital to absorb losses in their mortgage portfolios. The market value of common and preferred equity in these two institutions rapidly approached zero since their shareholders will now bear losses ahead of the newly issued government senior preferred shares. These actions effectively nationalized the two U.S. mortgage behemoths.

•

Seven days later, on Sunday September 14, 94-year old Merrill Lynch & Co. agreed to sell itself to Bank of America Corp for $50 billion, or about one-third of its market value from 12 months earlier. The transaction was actually celebrated within Merrill Lynch, because the following morning Lehman Bros., once the fourth-largest U.S. investment bank, filed for bankruptcy in a New York court.

•

The next day, September 16, the Federal Reserve issued a press release at 9:00 am stating that, with the full support of the U.S. Treasury Department, it had authorized the Federal Reserve Bank of New York to lend up to $85 billion to the American International Group (AIG) for up to 24 months. The loan is expensive and has a lot of strings attached – interest on the outstanding balance will accrue at three-month USD Libor plus 850 basis points (8.5%), the loan is collateralized by all the assets of AIG and the U.S. government will receive a 79.9% equity interest in AIG as well as the right to veto the payment of dividends on common and preferred shares.

•

The following Sunday, September 21, at 9:30 pm the Federal Reserve issued another press release stating that it had approved the applications of Goldman Sachs and Morgan Stanley to become bank holding companies.

DOVER LONG/SHORT SECTOR FUND

A MESSAGE TO OUR SHAREHOLDERS

OCTOBER 31, 2008

In a period of just fifteen days, two enormous U.S. mortgage lenders were nationalized, a large, global financial services company (AIG) came close to being fully nationalized, and the U.S. investment banking industry – through merger, bankruptcy, and perceived self-interest – vanished.

This dramatic sequence of events has made it clear to most people – both among the general public and within the American government – that the United States is now in the midst of a systemic banking crisis. Put another way, the “normal” functioning of our financial system has broken down. Banks are increasingly unwilling to lend to one another because of fears that many financial institutions may be insolvent.

How Did We Get Here?

The speed of events in September illustrates the violence and rapidity of market reactions once the perceived risk of insolvency of large financial institutions becomes pervasive. Credibility and confidence that takes years to build can literally vanish overnight. But we didn’t get here overnight – the underlying causes of the current financial train wreck took many years to develop. Here are few salient facts:

•

Ten years ago, American households had $3.9 trillion in home mortgage debt and $4.7 trillion in annual wage & salary income. At the end of June 2008, American households had $10.6 trillion in home mortgage debt and $7.6 trillion in annual wage & salary income. The chart below shows the long term ratio of home mortgage debt to wage & salary income – and it highlights the extraordinary nature of the current household debt situation.

Home Mortgage Debt, as a % of Wage & Salary Income

(1959 - Present)

Source: Federal Reserve Board

DOVER LONG/SHORT SECTOR FUND

A MESSAGE TO OUR SHAREHOLDERS

OCTOBER 31, 2008

•

The parabolic growth in U.S. mortgage debt during the past decade is mirrored – and in fact, amplified – in the overall growth of the U.S. financial sector’s balance sheet. At the end of 1997, assets in the U.S. financial sector totaled $27.6 trillion. Ten years later, assets totaled $62.7 trillion – that equals a compound annual growth rate of 8.6%. But here is the crux of the problem – during the same ten years shareholder equity of U.S. financial corporations rose from $4.0 trillion to just $4.6 trillion – an annual rate of increase of only 1.5%.

The result was a towering financial edifice resting on a very thin equity foundation – and when asset prices started falling, there was not enough capital to absorb the losses. The entities that allowed their assets to grow in an explosive fashion and were the most highly leveraged, such as government sponsored enterprises and security brokers & dealers {see the chart below} were the first to fail. But as we write this letter, we believe that the basic fabric and structure of the entire U.S. financial system may be at risk.

Security Brokers & Dealers: Financial Assets

$ in Billions

(1959 - Present)

Source: Federal Reserve Board

What Do We Do Now?

There is good news and bad news. The good news is that our economic policy makers have a rich menu of options to choose from as they fight the current financial crisis. In a working paper titled Systemic Banking Crises: A New Database, Luc Laeven and Fabian Valencia at the International Monetary Fund {IMF} catalogue the experiences and policy responses for 42 crises “episodes” in 37 countries since 1970. The bad news is that the most likely outcome of the current crisis is a long – and possibly deep – U.S. recession.

DOVER LONG/SHORT SECTOR FUND

A MESSAGE TO OUR SHAREHOLDERS

OCTOBER 31, 2008

We think it is fair to say we are still near the beginning of the policy responses to the crisis in the United States, or to use an IMF expression, we are still in the “containment” phase. To-date, policy actions have been primarily aimed at restoring public confidence. To help frame what lies ahead, it may be useful to read the following paragraph we have taken from the introduction to the IMF’s working paper:

“Choosing the best way of resolving a financial crisis and accelerating economic recovery is far from unproblematic. There has been little agreement on what constitutes best practice or even good practice. Many approaches have been tried to resolve systemic crises more efficiently. Some have focused on reducing the fiscal costs of financial crisis, others on limiting the economic costs in terms of lost output and on accelerating restructuring, whereas again others have focused on achieving long-term structural reforms. Trade-offs are likely to arise between these objectives. Governments may, for example, through certain policies consciously incur large fiscal outlays in resolving a banking crisis, with the objective of accelerate recovery. Or structural reforms may only be politically feasible in the context of a severe crisis with large output losses and high fiscal costs.”

Resolving a crisis is probably easier in a country with a parliamentary system than it is in the United States, given our separation of powers between Congress and the Executive. The “resolution” phase of this crisis could take years and will consume unknowable sums of taxpayer’s money.

Our guess is the $700 billion Targeted Asset Relief Program {TARP} approved at the beginning of October was simply the first installment in this process. And we still don’t really know how this money will be spent. Most of the funds expended so far have been used to buy preferred equity in firms believed to have solid long-term franchises but insufficient capital due to management misjudgments in recent years. The only thing we can say with certainty is that well-intentioned mistakes will be made – probably lots of them – because there are no “perfect” solutions to this crisis.

What Should We Look For?

We believe four somewhat parallel processes need to play out before the U.S. financial system has a clean bill of health:

1)	Asset prices need to fall to more normal and sustainable levels relative to incomes;

2)	The private sector needs to reduce overall leverage;

3)	Losses need to be fully and honestly recognized; and

4)	A much smaller financial sector will need to be re-capitalized.

All these processes are now underway, but they all seem to have much further to run. And all can be facilitated by public policy actions in the next weeks and months.

We will monitor the four processes outlined above, and hope a vigorous and efficient set of policy actions to help facilitate them will emerge in 2009. We will also continue to watch traditionally accurate macro indicators of the earnings cycle like profit margins and the leading economic indicators as well as our normal tool kit of industry-specific data sets.

DOVER LONG/SHORT SECTOR FUND

A MESSAGE TO OUR SHAREHOLDERS

OCTOBER 31, 2008

Nothing we see today suggests an end to the ongoing U.S. corporate profit recession – if anything the breakdown in corporate profitability appears to be intensifying. So we will continue with a very defensive portfolio construction while we patiently watch and wait for signs of improvement.

In closing, we believe our two-tiered investment discipline – of using macro factors and longer-term trends to determine the portfolio’s net exposure, and focusing on medium-term industry fundaments to populate the portfolio with a variety of long and short themes – will serve the Fund well in both harsh and volatile conditions like those we are experiencing today, as well as in a calmer, more investor friendly environment that will emerge at some point in the future. We sincerely thank you for your support, and we would warmly welcome any questions you may have.

Sincerely,

Douglas R. Cliggott Portfolio Manager	Michael G. Kassab Portfolio Manager

The views expressed above reflect those of the Fund’s Adviser as of October 31, 2008 and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding the Fund’s investment methodology and do not constitute investment advice.

The S&P 500 Index is a broad based unmanaged index representing the performance of 500 widely held common stocks. One cannot invest directly in an index. Total return includes reinvestment of dividends and capital gains. EPS is the portion of a company’s profit allocated to each outstanding share of common stock. EPS serves as an indicator of a company’s profitability. Producer Price Index measures the average change in selling prices received by domestic producers of goods and services over time.

The Fund is subject to several risks, any of which could cause an investor to lose money. The Fund may participate in leverage transactions, to include selling securities short which create the risk of magnified capital losses. Under certain market conditions, short sales can increase the volatility, and decrease the liquidity of certain securities or positions and may lower the Fund’s return or result in a loss. The Fund may also invest in small and mid-cap companies, which present greater risks than larger, more established companies. If the Fund’s portfolio is overweighed in a sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighed in that sector. In the event the Fund invests in Exchange Traded Funds (ETFs), the lack of liquidity in an ETF could result in more volatility than the ETF’s underlying portfolio and may subject the Fund to the vehicles’ expenses. The Fund may invest in foreign securities which involves certain risks and increased volatility not associated with investing solely in the U.S. These risks include currency fluctuations, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments.

DOVER LONG/SHORT SECTOR FUND

PERFORMANCE CHART AND ANALYSIS

OCTOBER 31, 2008

The graph and table reflect the change in value of a hypothetical $10,000 investment in the Dover Long/Short Sector Fund, including reinvestment of dividends and distributions, compared with a broad-based securities market index, since inception. The S&P 500 Index (the “Index”) is a market-value weighted index representing the performance of 500 widely held, publicly traded large capitalization stocks. The total return of the Fund includes operating expenses that reduce returns, while the total return of the Index does not include expenses. The Fund is professionally managed while the Index is unmanaged and is not available for investment.

Performance data quoted represents past performance and is no guarantee of future results. Results of an investment made today may differ substantially from the Fund’s historical performance. Investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. As stated in the current prospectus, the Fund’s annual operating expense ratio (gross) for Institutional and Investor Shares are 3.17% and 4.44%, respectively. However, the Fund’s Adviser has agreed to contractually waive a portion of its fees and/or reimburse expenses such that total operating expenses do not exceed 1.25% and 1.75% for Institutional and Investor Shares, respectively, through September 1, 2009. Shares redeemed or exchanged within 90 days of purchase will be charged a 1.00% redemption fee, subject to limited exceptions, which are more fully described in the Fund’s prospectus. During the period, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Return as of 10/31/08	One Year	Since Inception 10/22/07
Dover Long/Short Sector Fund – Institutional Shares	2.61%	3.25%
Dover Long/Short Sector Fund – Investor Shares	2.18%	2.83%
S&P 500 Index	(36.10)%	(34.23)%

DOVER LONG/SHORT SECTOR FUND

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2008

Shares	Security Description	Value
Long Positions – 35.6%

Common Stock – 25.3%

Consumer Staples – 8.7%
23,500	Altria Group, Inc.	$450,965
3,800	Coca-Cola Co.	167,428
3,600	Colgate-Palmolive Co.	226,332
6,600	Costco Wholesale Corp.	376,266
16,000	Dr Pepper Snapple Group, Inc. (a)	366,400
3,500	General Mills, Inc.	237,090
5,500	H.J. Heinz Co.	241,010
3,500	Lorillard, Inc.	230,510
13,600	Kroger Co.	373,456
8,500	Kraft Foods, Inc.	247,690
2,800	PepsiCo., Inc.	159,628
17,600	Philip Morris International, Inc.	765,072
3,800	Procter & Gamble Co.	245,252
4,600	Reynolds American, Inc.	225,216
9,500	Target Corp.	381,140
3,400	UST, Inc.	229,806
13,600	Wal-Mart Stores, Inc.	759,016

		5,682,277

Energy – 4.2%
2,900	First Solar, Inc. (a)	416,730
18,700	Frontier Oil Corp.	247,027
16,100	Sunoco, Inc.	491,050
24,600	Tesoro Corp.	237,882
46,900	Valero Energy Corp.	965,202
25,900	Vestas Wind Systems A/S, ADR (a)	380,056

		2,737,947

Health Care – 8.8%
6,900	Abbott Laboratories	380,535
6,300	Amgen, Inc. (a)	377,307
4,200	Barr Pharmaceuticals, Inc. (a)	269,892
9,000	Biogen Idec, Inc. (a)	382,950
18,200	Bristol-Myers Squibb Co.	374,010
6,000	Celgene Corp. (a)	385,560
5,000	Eli Lilly & Co.	169,100
2,800	Forest Laboratories, Inc. (a)	65,044
5,300	Genzyme Corp. (a)	386,264
8,200	Gilead Sciences, Inc. (a)	375,970

Shares	Security Description	Value
10,000	Johnson & Johnson	$613,400
12,200	Merck & Co., Inc.	377,590
30,600	Mylan, Inc. (a)	262,242
27,600	Pfizer, Inc.	488,796
9,000	Teva Pharmaceutical Industries, Ltd., ADR	385,920
9,900	Watson Pharmaceuticals, Inc. (a)	259,083
4,900	Wyeth	157,682

		5,711,345

Industrials – 2.2%
12,000	AGCO Corp. (a)	378,240
22,400	CNH Global NV	398,826
17,600	Deere & Co.	678,656

		1,455,722

Materials – 1.4%
5,500	Monsanto Co.	489,390
11,200	Plum Creek Timber Co.	417,536

		906,926

Total Common Stock (Cost $16,356,428)		16,494,217

Investment Companies – 10.3%
6,100	CurrencyShares Japanese Yen Trust (a)	615,917
9,000	PowerShares Cleantech Portfolio	161,190
140,000	PowerShares Water Resources	1,946,000
35,000	SPDR Trust Series 1	3,392,900
9,400	UltraShort Lehman 20+ Year Treasury ProShares	604,138

Total Investment Companies (Cost $6,560,105)		6,720,145

Total Long Positions – 35.6%
	(Cost $22,916,533)*	23,214,362
Total Short Positions – (27.5)%
	(Proceeds $(21,102,742))	(17,913,317)
Other Assets & Liabilities, Net – 91.9%		59,844,356

Net Assets – 100.0%		$65,145,401

See Notes to Financial Statements.

DOVER LONG/SHORT SECTOR FUND

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2008

(a)	Non-income producing security

ADR American Depositary Receipt

REIT Real Estate Investment Trust

*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$3,978,809
Gross Unrealized Depreciation	(491,555)

Net Unrealized Appreciation (Depreciation)	$3,487,254

The following is a summary of the inputs used to value the Fund’s net assets as of October 31, 2008. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to Note 2 – Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs	Investments in Securities	Other Financial Investments
Level 1 – Quoted Prices	$5,301,045	$–
Level 2 – Other Significant Observable Inputs	–	–
Level 3 – Significant Unobservable Inputs	–	–

Total Investments	$5,301,045	$–

See Notes to Financial Statements.

DOVER LONG/SHORT SECTOR FUND

SCHEDULE OF SECURITIES SOLD SHORT

OCTOBER 31, 2008

Shares	Security Description	Value
Short Positions – (27.5)%

Common Stock – (27.5)%

Consumer Discretionary – (4.3)%
(20,200)	Amazon.com, Inc.	$(1,156,248)
(33,700)	Best Buy Co., Inc.	(903,497)
(13,800)	Expedia, Inc.	(131,238)
(13,300)	GameStop Corp., Class A	(364,287)
(1,700)	Priceline.com, Inc.	(89,471)
(10,000)	RadioShack Corp.	(126,600)

		(2,771,341)

Financials – (10.8)%
(2,400)	Alexandria Real Estate Equity Corp.	(166,848)
(13,700)	American Express Co.	(376,750)
(5,900)	Biomed Realty Trust, Inc., REIT	(82,895)
(3,500)	BlackRock, Inc., Class A	(459,690)
(20,000)	Blackstone Group, LP	(182,800)
(8,900)	Boston Properties, REIT	(630,832)
(2,400)	Capital One Financial Corp.	(93,888)
(6,600)	Developers Diversified Realty Corp.	(86,922)
(10,800)	Duke Realty Corp., REIT	(152,388)
(3,700)	Eaton Vance Corp.	(81,400)
(6,600)	Federal Realty Investment Trust, REIT	(404,382)
(7,500)	Franklin Resources, Inc.	(510,000)
(5,300)	Goldman Sachs Group, Inc.	(490,250)
(4,700)	Highwoods Properties, Inc.	(116,654)
(4,500)	Janus Capital Group, Inc.	(52,830)
(4,300)	JPMorgan Chase & Co.	(177,375)
(2,500)	Kilroy Realty Corp.	(80,375)
(17,300)	Kimco Realty Corp.	(390,634)
(4,100)	Legg Mason, Inc.	(90,979)
(13,500)	Macerich Co., REIT	(397,170)
(4,900)	Mack-Cali Realty Corp., REIT	(111,328)
(9,800)	Regency Centers Corp.	(386,708)
(12,800)	Simon Property Group, Inc.	(857,984)
(7,400)	T Rowe Price Group, Inc.	(292,596)
(17,300)	Weingarten Realty Investors, REIT	(353,785)

		(7,027,463)

Shares	Security Description	Value

Industrial – (6.3)%
(3,000)	Arkansas Best Corp.	(87,570)
(2,600)	CH Robinson Worldwide, Inc.	(134,628)
(5,600)	Con-way, Inc.	(190,624)
(6,500)	Danaher Corp.	(385,060)
(3,400)	Eaton Corp.	(151,640)
(3,300)	Expeditors International of Washington, Inc.	(107,745)
(4,700)	FedEx Corp.	(307,239)
(11,400)	Heartland Express, Inc.	(174,876)
(10,700)	Illinois Tool Works, Inc.	(357,273)
(6,600)	Ingersoll-Rand Co., Ltd., Class A	(121,770)
(3,800)	ITT Corp.	(169,100)
(14,800)	JB Hunt Transport Services, Inc.	(420,764)
(6,200)	Landstar System, Inc.	(239,258)
(4,600)	Old Dominion Freight Line, Inc.	(139,564)
(3,500)	Parker Hannifin Corp.	(135,695)
(15,500)	United Parcel Service, Inc., Class B	(818,090)
(8,400)	Werner Enterprises, Inc.	(164,808)

		(4,105,704)

Information Technology – (6.1)%
(5,200)	Apple, Inc.	(559,468)
(34,800)	Cisco Systems, Inc.	(618,396)
(9,000)	Corning, Inc.	(97,470)
(10,800)	Dell, Inc.	(131,220)
(2,300)	Google, Inc., Class A	(826,528)
(7,500)	Hewlett-Packard Co.	(287,100)
(4,300)	International Business Machines Corp.	(399,771)
(2,900)	Juniper Networks, Inc.	(54,346)
(22,100)	Microsoft Corp.	(493,493)
(9,000)	QUALCOMM, Inc.	(344,340)
(3,900)	Research in Motion, Ltd.	(196,677)

		(4,008,809)

Total Common Stock (Proceeds $(21,102,742)) – (27.5)%		(17,913,317)

Total Short Positions (Proceeds $(21,102,742)) – (27.5)%		$(17,913,317)

See Notes to Financial Statements.

DOVER LONG/SHORT SECTOR FUND

SCHEDULE OF SECURITIES SOLD SHORT

OCTOBER 31, 2008

PORTFOLIO HOLDINGS
% of Net Assets
Long Positions
Consumer Staples	8.7%
Energy	4.2%
Health Care	8.8%
Industrials	2.2%
Materials	1.4%
Investment Companies	10.3%
Other Assets & Liabilities	91.9%

127.5%

Short Positions
Consumer Discretionary	(4.3)%
Financials	(10.8)%
Industrials	(6.3)%
Information Technology	(6.1)%

(27.5)%

See Notes to Financial Statements.

DOVER LONG/SHORT SECTOR FUND

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2008

ASSETS
Total investments, at value (Cost $22,916,533)	$23,214,362
Cash	32,184,155
Deposits with custodian for securities sold short	29,749,252
Receivables:
Investment securities sold	9,885,511
Dividends and interest	86,827
Fund shares sold	436,600
From investment adviser	588
From administrator	868
Prepaid expenses	15,981

Total Assets	95,574,144

LIABILITIES
Payables:
Investment securities purchased	12,459,101
Securities sold short, at value (Proceeds $21,102,742)	17,913,317
Accrued Liabilities:
Investment adviser fees	23,659
Compliance services fees	2,998
Accountant fees	2,012
Transfer agency fees	1,364
Dividends on securities sold short	7,414
Other expenses	18,878

Total Liabilities	30,428,743

NET ASSETS	$65,145,401

COMPONENTS OF NET ASSETS
Paid-in capital	$66,074,854
Accumulated undistributed (distributions in excess of) net investment income	276,880
Accumulated net realized gain (loss) on investments	(4,693,588)
Net unrealized appreciation (depreciation) on investments	3,487,255

NET ASSETS	$65,145,401

SHARES OF BENEFICIAL INTEREST (UNLIMITED SHARES AUTHORIZED)
Institutional Shares	5,095,204
Investor Shares	1,216,293

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
Institutional Shares (based on net assets of $52,638,074)	$10.33

Investor Shares (based on net assets of $12,507,327)	$10.28

See Notes to Financial Statements.

DOVER LONG/SHORT SECTOR FUND

STATEMENT OF OPERATIONS

SIX MONTHS ENDED OCTOBER 31, 2008

INVESTMENT INCOME
Interest income	$420,625
Dividend income (net of foreign withholding taxes of $850)	231,236

Total Investment Income	651,861

EXPENSES
Investment adviser fees	267,316
Administrator fees	77,926
Distribution fees:
Investor Shares	11,960
Accountant fees	12,031
Transfer agency fees
Investor Shares	3,306
Institutional Shares	3,195
Professional fees	27,351
Custodian fees	12,110
Registration fees	9,407
Trustees’ fees and expenses	706
Reports to shareholders	13,918
Compliance services fees	16,274
Amortization of offering costs	29,132
Dividend expense on securities sold short	194,850
Miscellaneous expenses	4,674

Total Expenses	684,156
Fees waived and expenses reimbursed	(131,241)

Net Expenses	552,915

NET INVESTMENT INCOME (LOSS)	98,946

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized Gain (Loss) on:
Investments	1,386,097
Securities sold short	(5,469,962)

Net Realized Gain (Loss)	(4,083,865)

Change in Unrealized Appreciation (Depreciation) on:
Investments	1,094,159
Securities sold short	3,189,425

Net Change in Unrealized Appreciation (Depreciation)	4,283,584

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$298,665

See Notes to Financial Statements.

DOVER LONG/SHORT SECTOR FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2008	October 22, 2007 (a) through April 30, 2008
OPERATIONS
Net investment income (loss)	$98,946	$193,191
Net realized gain (loss) on investments	(4,083,865)	(603,375)
Net change in unrealized appreciation (depreciation) on investments	4,283,584	(796,329)

Increase (Decrease) in Net Assets from Operations	298,665	(1,206,513)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
Institutional Shares	–	(22,034)
Investor Shares	–	(107)

Total Distributions To Shareholders	–	(22,141)

CAPITAL SHARE TRANSACTIONS
Sale of Shares
Institutional Shares	14,068,167	39,482,031
Investor Shares	4,873,565	8,154,995
Reinvestment of distributions:
Institutional Shares	–	22,034
Investor Shares	–	107
Redemption of shares:
Institutional Shares	(300,000)	(9,021)
Investor Shares	(218,122)	–
Redemption fees
Institutional Shares	–	–
Investor Shares	1,499	135

Increase (Decrease) From Capital Transactions	18,425,109	47,650,281

Increase (Decrease) in Net Assets	18,723,774	46,421,627

NET ASSETS
Beginning of Period	46,421,627	–

End of Period (b)	$65,145,401	$46,421,627

SHARE TRANSACTIONS
Sale of shares
Institutional Shares	1,341,890	3,779,779
Investor Shares	465,100	773,113
Reinvestment of distributions	–
Institutional Shares	–	2,106
Investor Shares	–	10
Redemption of shares	–
Institutional Shares	(28,571)	–
Investor Shares	(21,043)	(887)

Increase (Decrease) in Shares	1,757,376	4,554,121

(a) Commencement of operations.
(b) Amount includes accumulated undistributed (distributions in excess of) net income	$276,880	$177,934

See Notes to Financial Statements.

DOVER LONG/SHORT SECTOR FUND

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

	Six Months Ended October 31, 2008	October 22, 2007 (a) through April 30, 2008
INSTITUTIONAL SHARES

NET ASSET VALUE, Beginning of Period	$10.20	$10.00

INVESTMENT OPERATIONS
Net investment income (loss) (b)	0.01	0.09
Net realized and unrealized gain (loss)	0.12	0.12 (h)

Total from Investment Operations	0.13	0.21

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	–	(0.01)

Total Distributions to Shareholders	–	(0.01)

REDEMPTION FEES (b)	–	– (g)

NET ASSET VALUE, End of Period	$10.33	$10.20

TOTAL RETURN (c)	1.18%	2.12%

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000’s omitted)	$52,638	$38,565
Ratios to Average Net Assets (e):
Net investment income (loss)	0.28%	1.58%
Net expenses	1.25%	1.25%
Dividend expenses	0.72%	0.57%
Gross expenses (f)	1.72%	2.60%

PORTFOLIO TURNOVER RATE (c)	341%	324%

See Notes to Financial Statements.

DOVER LONG/SHORT SECTOR FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended October 31, 2008	October 22, 2007 (a) through April 30, 2008
INVESTOR SHARES

NET ASSET VALUE, Beginning of Period	$10.17	$10.00

INVESTMENT OPERATIONS
Net investment income (loss) (b)	(0.01)	0.05
Net realized and unrealized gain (loss)	0.12	0.13 (h)

Total from Investment Operations	0.11	0.18

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	–	(0.01)

Total Distributions to Shareholders	–	(0.01)

REDEMPTION FEES (b)	– (g)	– (g)

NET ASSET VALUE, End of Period	$10.28	$10.17

TOTAL RETURN (c) (d)	1.08%	1.79%

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000’s omitted)	$12,507	$7,857
Ratios to Average Net Assets (e):
Net investment income (loss)	(0.17)%	0.96%
Net expenses	1.75%	1.75%
Dividend expenses	0.72%	0.56%
Gross expenses (f)	2.31%	3.88%

PORTFOLIO TURNOVER RATE (c)	341%	324%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Total return excludes the effect of the applicable sales load.
(e)	Annualized for periods less than one year.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.
(g)	Less than $0.01.
(h)	Per share amount does not reflect the actual net realized and unrealized gain/loss for the period because of the timing of sales of the Fund shares and the amount of per share realized and unrealized gains and losses at such time.

See Notes to Financial Statements.

DOVER LONG/SHORT SECTOR FUND

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2008

Note 1.  Organization

The Dover Long/Short Sector Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. As of October 31, 2008, the Trust had twenty-seven investment portfolios. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers two classes of shares: Institutional Shares and Investor Shares. Institutional Shares and Investor Shares commenced operations on October 22, 2007. The Fund seeks positive absolute return independent of equity market conditions.

On June 13, 2008, the Board of Trustees of the Fund approved the conversion of the Fund’s A Shares to Investor Shares. On June 30, 2008, each shareholder of A Shares received Investor Shares in a dollar amount equal to their investment in A Shares as of that date.

Note 2.  Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation – Exchange traded securities and over-the-counter securities are valued using the last quoted sale or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are available are valued using the last quoted sales price, or in the absence of a sale at the mean of the last bid and asked prices provided by independent pricing services. Debt securities may be valued at prices supplied by a Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Shares of open-end mutual funds are valued at net asset value. Short-term investments that mature in sixty days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”) if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. Fair valuation is based on subjective factors and as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different net asset value (“NAV”) than a NAV determined by using market quotes.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard establishes a single authoritative

DOVER LONG/SHORT SECTOR FUND

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2008

definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – other significant observable inputs (including quoted prices of similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of October 31, 2008, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium and discount is amortized and accreted in accordance with generally accepted accounting principles. Identified cost of investments sold is used to determine the gain and loss for both financial statement and Federal income tax purposes. The Fund estimates components of distribution from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments.

Securities Sold Short – The Fund may sell a security short to increase investment returns. The Fund may also sell a security short in anticipation of a decline in the market value of a security. A short sale is a transaction in which the Fund sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at market price at the time of replacement, which price may be higher or lower than the price at which the Fund sold the security. The Fund incurs a loss from a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a profit if the price of the security declines between those dates.

Until the Fund replaces the borrowed security, the Fund will maintain on its books and records cash and long securities to sufficiently cover its short position on a daily basis. The collateral for the securities sold short

DOVER LONG/SHORT SECTOR FUND

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2008

includes the Deposits with custodian for securities sold short as shown on the Statement of Assets and Liabilities and the securities held long as shown on the Schedule of Investments. Dividends paid on securities sold short are recorded as an expense on the Fund’s Income Statement.

Distributions to Shareholders – Distributions to shareholders of net investment income and net capital gains, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes – The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income and capital gains, if any, the Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is required.

The Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FAS 109 (“FIN 48”) on October 23, 2007. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management concluded that as of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

The Fund’s class specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.

Offering Costs – Offering costs for the Fund of $58,692 consist of fees related to the mailing and printing of the initial prospectus, certain startup legal costs, and initial registration filings. Such costs are amortized over a twelve-month period beginning with the commencement of operations of the Fund. Offering costs expensed for the period ended October 31, 2008 were $29,132.

Redemption Fees – A shareholder who redeems shares within 90 days of purchase will incur a redemption fee of 1.00% of the current net asset value of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms at any time. There are limited exceptions to the imposition of the redemption fee.

DOVER LONG/SHORT SECTOR FUND

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2008

New Accounting Pronouncements – FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities, effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, and FASB Staff Position (FSP) 133-1, effective for fiscal years and interim periods ending after November 15, 2008 (the “Standards”) were recently issued. These Standards provide enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position. Management is evaluating the application of the Standards to the Fund, and has not at this time determined the impact, resulting from the adoption of these Standards on the Fund’s financial statements.

Note 3.  Advisory Fees, Servicing Fees and Other Transactions

Investment Adviser – Dover Investment Management, LLC, (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.00% of the Fund’s average daily net assets.

Distribution – Foreside Fund Services, LLC is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or with Atlantic Fund Administration, LLC (“Atlantic”) or their affiliates. The Fund has adopted a distribution plan for Investor Shares of the Fund in accordance with Rule 12b-1 of the Act. The Fund pays the Distributor and any other entity as authorized by the Board an aggregate fee equal to 0.25% of the average daily net assets of Investor Shares of the Fund.

For the period May 1, 2008 through June 30, 2008, the Distributor did not receive any of the front-end sales charges assessed on the sale of Investor Shares. The Distributor did not retain any commissions from contingent deferred sales charges assessed on purchases of $1 million or more of Investor Shares that are liquidated in whole or in part within one year of purchase.

Other Service Providers – As of June 2, 2008, as to fund accounting and fund administration, and on June 16, 2008, as to transfer agency, Atlantic provides those services to the Fund. Pursuant to an Atlantic services agreement, the Fund pays Atlantic a bundled fee for administration, fund accounting and transfer agency services at an annual rate of: 0.12% on the first $150 million in Fund assets, 0.075% on the next $150 million in Fund assets, 0.05% on the next $300 million in Fund assets, 0.03% on the next $400 million in Fund assets and 0.02% on Fund assets exceeding $1 billion. The base fee is subject to an annual minimum of $135,000. The fee is accrued daily by the Fund and is paid monthly based on the average net assets for the previous month. The Fund’s transfer agent and fund accountant also receive certain shareholder account fees, surcharges and out-of-pocket expenses.

Atlantic provides a Principal Executive Officer, Principal Financial Officer, Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

For the period May 1, 2008 through June 1, 2008, as to fund accounting and fund administration and through June 15, 2008 as to transfer agency, Citigroup Fund Services, LLC provided these services to the fund.

DOVER LONG/SHORT SECTOR FUND

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2008

For the period May 1, 2008 through June 1, 2008, Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provided a Principal Executive Officer, Principal Financial Officer, Chief Compliance Officer, and Anti-Money Laundering Officer as well as certain additional compliance support functions to the Fund. FCS had no role in determining the investment policies of, or the securities to be purchased or sold by the Trust or its Funds. Certain officers or employees of FCS were also officers of the Trust. The Principal Executive Officer was an affiliate of the Distributor due to his ownership interest in the Distributor.

Note 4.  Expense Reimbursements and Fees Waived

The Adviser has contractually agreed to waive a portion of its fees and reimburse certain expenses to limit total annual operating expenses (excluding all interest, taxes, portfolio transaction expenses, dividends on short sales and extraordinary expenses) to 1.25% for Institutional Shares and 1.75% for Investor Shares for each of the class’ average daily net assets through September 1, 2009. For the period ended October 31, 2008, the Adviser waived $126,876 and reimbursed $4,365.

Note 5.  Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments for the period ended October 31, 2008, were $102,421,735 and $89,033,392, respectively.

Note 6.  Federal Income Tax and Investment Transactions

As of April 30, 2008, distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed Ordinary Income	$177,934
Unrealized Appreciation (Depreciation)	(1,023,014)
Capital and Other Losses	(253,595)

Total	$(1,098,675)

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities were primarily due to deferral of offering costs.

For tax purposes, the current year post-October loss was $253,595. This loss was recognized for tax purposes on the first business day of the Fund’s next year.

Note 7.  Other Information

On October 31, 2008, one shareholder held approximately 16% of the outstanding Investor Shares of the Fund and two shareholders held approximately 57% of the outstanding Institutional Shares of the Fund. All of these shareholders are omnibus accounts, which are held on behalf of several underlying shareholders.

DOVER LONG/SHORT SECTOR FUND

ADDITIONAL INFORMATION

OCTOBER 31, 2008

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (888) 368-3755 and on the SEC’s website at www.sec.gov. The Fund’s proxy voting records for most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (888) 368-3755 and on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on
Form N-Q. The Fund’s Forms N-Q are available, without charge and upon request, on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The following example is based on $1,000 invested at the beginning of the period and held for the entire period from May 1, 2008, through October 31, 2008.

Actual Expenses – The first line under each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes – The second line under each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees.

DOVER LONG/SHORT SECTOR FUND

ADDITIONAL INFORMATION

OCTOBER 31, 2008

Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs had been included, your costs would have been higher.

	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Shares
Actual	$1,000.00	$1,011.76	$9.99	1.97%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.27	$10.01	1.97%

Investor Shares
Actual	$1,000.00	$1,010.81	$12.52	2.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,012.75	$12.53	2.47%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year divided by 365 to reflect the half-year period.

Dover Long/Short Sector Fund

P.O. BOX 588

PORTLAND, ME 04112

1-888-DOVER-55

(1-888-368-3755)

www.doverfunds.com

INVESTMENT ADVISER

Dover Investment Management, LLC

140 Greenwich Avenue

Greenwich, CT 06830

TRANSFER AGENT

Atlantic Fund Administration, LLC

P.O. Box 588

Portland, ME 04112

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

209-SAR-1008

SEMI-ANNUAL REPORT

(Unaudited)

LIBERTY STREET

HORIZON FUND

October 31, 2008

LIBERTY STREET HORIZON FUND

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2008

Shares	Security Description	Value
Common Stock — 97.5%
Banks — 6.1%
3,700	Bank of Japan(a)	$2,779,413
11,014	ICICI Bank, Ltd., ADR	188,229

		2,967,642

Communications — 1.1%
30,160	China Unicom Hong Kong, Ltd., ADR	434,606
125,100	RH Donnelley Corp.(a)	106,335

		540,941

Consumer Discretionary — 5.5%
1,800	Mastercard, Inc., Class A	266,076
31,350	Philip Morris International, Inc.	1,362,785
10,903	Sears Holdings Corp.(a)	629,539
7,700	Visa, Inc., Class A	426,195

		2,684,595

Consumer Staples — 9.2%
46,800	Carnival Corp.	1,188,720
36,735	Las Vegas Sands Corp.(a)	521,270
49,991	Quanta Services, Inc.(a)	987,822
43,657	Sotheby’s	406,447
134,500	Time Warner, Inc.	1,357,105

		4,461,364

Diversified Financial Operations — 5.6%
13,032	Franklin Resources, Inc.	886,176
27,116	Icahn Enterprises, LP	833,004
37,091	Leucadia National Corp.	995,522

		2,714,702

Shares	Security Description	Value
Energy — 16.1%
30,775	Allegheny Energy, Inc.	$927,866
16,550	CNOOC, Ltd., ADR	1,351,970
61,900	El Paso Corp.	600,430
29,952	EnCana Corp.	1,524,856
28,926	Gazprom OAO, ADR	589,367
46,246	Imperial Oil, Ltd.	1,638,958
53,265	Penn West Energy Trust	951,313
2,900	Texas Pacific Land Trust	81,432
211,598	UTS Energy Corp.(a)	160,110

		7,826,302

Exchanges — 14.8%
4,319	CME Group, Inc.	1,218,606
63,000	Hong Kong Exchanges and Clearing, Ltd.	615,770
10,727	IntercontinentalExchange, Inc.(a)	917,802
82,020	London Stock Exchange Group, PLC	740,143
66,037	Nasdaq OMX Group(a)	2,143,561
36,584	NYSE Euronext	1,104,105
134,000	Singapore Exchange, Ltd.	460,823

		7,200,810

Finance — Capital Markets — 0.7%
71,000	ICAP, PLC	350,790

Finance — Investment Banker/Broker — 0.0%
4	JPMorgan Chase & Co.	165

Finance — Mortgage Loan/Banker — 0.4%
133,800	Federal Home Loan Mortgage Corp.	137,814
50,340	Federal National Mortgage Association	46,665

		184,479

See Notes to Financial Statements.

1

LIBERTY STREET HORIZON FUND

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2008

Shares	Security Description	Value
Industrials — 7.8%
938,000	Beijing Capital International Airport Co., Ltd., Class H	$508,332
122,000	Bombardier, Inc., Class B	466,587
16,000	Burlington Northern Santa Fe Corp.	1,424,960
20,770	Union Pacific Corp.	1,386,813

		3,786,692

Insurance — 9.0%
529	Berkshire Hathaway, Inc., Class B(a)	2,031,360
27,000	China Life Insurance Co., Ltd., ADR	1,069,740
55,713	Power Corp. of Canada	1,200,543

		4,301,643

Investment Management/Adviser — 4.4%
90,100	Blackstone Group, LP	823,514
24,000	Cohen & Steers, Inc.	436,080
38,568	Legg Mason, Inc.	855,824

		2,115,418

Materials — 1.7%
9,000	Anglo American PLC, ADR	112,950
3,700	BHP Billiton, Ltd., ADR	143,856
1,894	Brookfield Infrastructure Partners, LP	28,410
29,600	Franco-Nevada Corp.	420,440
675	RioTinto PLC, ADR	125,462

		831,118

Shares	Security Description	Value
Real Estate — 6.9%
97,060	Brookfield Asset Management Inc., Class A	$1,749,992
703,700	Link REIT	1,216,712
12,850	The St. Joe Co.(a)	397,322

		3,364,026

Utilities — 8.4%
288,281	Dynegy, Inc., Class A(a)	1,049,343
25,023	Huaneng Power International, Inc., ADR	490,701
48,887	Mirant Corp.(a)	856,500
52,422	NRG Energy, Inc.(a)	1,218,812
80,492	Reliant Energy, Inc.(a)	422,583

		4,037,939

Total Common Stock (Cost $86,473,326)		47,368,626

Total Investments — 97.5% (Cost $86,473,326)*		$47,368,626
Other Assets & Liabilities, Net — 2.5%		1,227,846

NET ASSETS — 100.0%		$48,596,472

(a)	Non-income producing security
ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Financial Statements.

2

LIBERTY STREET HORIZON FUND

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2008

*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$83,388
Gross Unrealized Depreciation	(39,188,088)

Net Unrealized Appreciation (Depreciation)	$(39,104,700)

The following is a summary of the inputs used to value the Fund’s net assets as of October 31, 2008.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to Note 2–Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1–Quoted Prices	$47,368,626	$—
Level 2–Other Significant Observable Inputs	—	—
Level 3–Significant Unobservable Inputs	—	—

Total Investments	$47,368,626	$—

PORTFOLIO HOLDINGS

% of Total Investments

See Notes to Financial Statements.

3

LIBERTY STREET HORIZON FUND

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2008

ASSETS
Total investments, at value (Cost $86,473,326)	$47,368,626
Foreign currency (Cost $183,492)	177,710
Receivables:
Fund shares sold	355,216
Investment securities sold	990,335
Dividends and interest	28,399
From investment adviser	111,018
From transfer agent	3,787
Prepaid expenses	24,469

Total Assets	49,059,560

LIABILITIES
Payables:
Fund shares redeemed	49,225
Investment securities purchased	40,620
Due to Custodian	294,938
Accrued Liabilities:
Investment adviser fees	31,650
Accountant fees	5,590
Administration fees	11,362
Compliance services fees	3,144
Other	26,559

Total Liabilities	463,088

NET ASSETS	$48,596,472

COMPONENTS OF NET ASSETS
Paid-in capital	$93,277,246
Accumulated undistributed (distributions in excess of) net investment income	198,884
Accumulated net realized gain (loss) on investments and foreign currency transactions	(5,769,321)
Net unrealized appreciation (depreciation) on investments and foreign currency translations	(39,110,337)

NET ASSETS	$48,596,472

SHARES OF BENEFICIAL INTEREST (UNLIMITED SHARES AUTHORIZED)
A Shares	3,028,404
C Shares	1,466,060
Institutional Shares	4,792,414
NET ASSET VALUE, Offering and Redemption Price Per Share
A Shares (based on net assets of $15,889,401)	$5.25

A Shares Maximum Public Offering Price Per Share (net asset value per share/95.25%)	$5.67

C Shares (based on net assets of $7,623,343)	$5.20

Institutional Shares (based on net assets of $25,083,728)	$5.23

See Notes to Financial Statements.

4

LIBERTY STREET HORIZON FUND

STATEMENT OF OPERATIONS

SIX MONTHS ENDED OCTOBER 31, 2008

INVESTMENT INCOME
Dividend income (net of foreign withholding taxes of $35,444)	$646,388
Interest income	24,329

Total Investment Income	670,717

EXPENSES
Investment adviser fees	332,676
Administration fees	65,822
Transfer Agency Fees
A Shares	8,932
C Shares	4,388
Institutional Shares	10,321
Custody Fees	6,556
Registration Fees	19,595
Compliance services Fees	19,169
Accountant Fees	32,172
Professional Fees	26,375
Distribution fees:
A Shares	26,924
C Shares	41,750
Trustees’ fees and expenses	871
Reporting expenses	11,392
Miscellaneous expenses	3,977

Total Expenses	610,920

Fees waived and expenses reimbursed	(126,401)

Net Expenses	484,519

NET INVESTMENT INCOME (LOSS)	186,198

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Realized Gain (Loss) on:
Investments	(5,708,189)
Foreign currency transactions	(6,785)

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(5,714,974)

Change in Unrealized Appreciation (Depreciation) on:
Investments	(32,511,668)
Foreign currency translations	(5,637)

Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(32,517,305)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	(38,232,279)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(38,046,081)

See Notes to Financial Statements.

5

LIBERTY STREET HORIZON FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2008	May 4, 2007 (a) to April 30, 2008
OPERATIONS
Net investment income (loss)	$186,198	$92,695
Net realized gain (loss) on investments and foreign currency transactions	(5,714,974)	(53,851)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(32,517,305)	(6,593,032)

Increase (Decrease) in Net Assets from Operations	(38,046,081)	(6,554,188)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income:
A Shares	—	(19,246)
C Shares	—	(12,084)
Institutional Shares	—	(49,466)

Net increase/(decrease) in net assets from distributions	—	(80,796)

CAPITAL SHARE TRANSACTIONS
Sale of Shares
A Shares	14,949,748	20,167,304
C Shares	4,167,323	13,495,806
Institutional Shares	27,868,457	37,575,050
Reinvestment of distributions:
A Shares	—	19,232
C Shares	—	12,003
Institutional Shares	—	49,353
Redemption of shares:
A Shares	(4,176,123)	(717,183)
C Shares	(2,112,879)	(536,361)
Institutional Shares	(14,964,632)	(2,570,341)
Redemption fees
A Shares	3,118	2,485
C Shares	4,313	4,208
Institutional Shares	28,159	8,497

Increase (Decrease) from Capital Transactions	25,767,484	67,510,053

Increase (Decrease) in Net Assets	(12,278,597)	60,875,069

NET ASSETS
Beginning of Period	60,875,069	—

End of Period (b)	$48,596,472	$60,875,069

See Notes to Financial Statements.

6

LIBERTY STREET HORIZON FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended October 31, 2008	May 4, 2007 (a) to April 30, 2008
SHARE TRANSACTIONS
Sale of shares:
A Shares	$1,757,919	$1,933,849
C Shares	507,890	1,291,228
Institutional Shares	3,739,040	3,663,370
Reinvestment of distributions
A Shares	—	1,706
C Shares	—	1,069
Institutional Shares	—	4,391
Redemption of shares:
A Shares	(594,392)	(70,679)
C Shares	(282,553)	(51,573)
Institutional Shares	(2,340,455)	(273,932)

Increase (Decrease) in Shares	2,787,449	6,499,429

(a) Commencement of operations
(b) Accumulated undistributed (distributions in excess of) net investment income	$198,884	$12,686

See Notes to Financial Statements.

7

LIBERTY STREET HORIZON FUND

FINANCIAL HIGHLIGHTS

These financial highlights reflect selected data for a share outstanding throughout each period.

	Six Months Ended October 31, 2008	May 4, 2007 (a) through April 30, 2008
A SHARES
NET ASSET VALUE, Beginning of Period	$9.39	$10.00

INVESTMENT OPERATIONS
Net investment income (loss) (b)	0.02	0.05
Net realized and unrealized gain (loss)	(4.16)	(0.64)

Total from Investment Operations	(4.14)	(0.59)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	—	(0.02)

REDEMPTION FEES (b)	— (g)	— (g)

NET ASSET VALUE, End of Period	$5.25	$9.39

TOTAL RETURN (c)(d)	(44.20)%	(5.94)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000’s omitted)	$15,889	$17,506
Ratios to Average Net Assets (e):
Net investment income (loss)	0.52%	0.48%
Net expense	1.50%	1.50%
Gross expense (f)	1.89%	3.64%
PORTFOLIO TURNOVER RATE (c)	14%	29%

See Notes to Financial Statements.

8

LIBERTY STREET HORIZON FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended October 31, 2008	May 24, 2007 (a) through April 30, 2008
C SHARES
NET ASSET VALUE, Beginning of Period	$9.33	$10.05

INVESTMENT OPERATIONS
Net investment income (loss) (b)	0.00 (g)	0.00 (g)
Net realized and unrealized gain (loss)	(4.13)	(0.71)

Total from Investment Operations	(4.13)	(0.71)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	—	(0.02)

REDEMPTION FEES (b)	— (g)	0.01

NET ASSET VALUE, End of Period	$5.20	$9.33

TOTAL RETURN (c)(d)	(44.37)%	(7.02)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000’s omitted)	$7,623	$11,580
Ratios to Average Net Assets (e):
Net investment income (loss)	(0.01)%	(0.05)%
Net expense	1.99%	2.00%
Gross expense (f)	2.41%	4.19%
PORTFOLIO TURNOVER RATE (c)	14%	29%

See Notes to Financial Statements.

9

LIBERTY STREET HORIZON FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended October 31, 2008	July 11, 2007 (a) through April 30, 2008
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$9.37	$10.79

INVESTMENT OPERATIONS
Net investment income (loss) (b)	0.03	0.05
Net realized and unrealized gain (loss)	(4.17)	(1.44)

Total from Investment Operations	(4.14)	(1.39)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	—	(0.04)

REDEMPTION FEES (b)	— (g)	0.01

NET ASSET VALUE, End of Period	$5.23	$9.37

TOTAL RETURN (c)	(44.18)%	(12.88)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000’s omitted)	$25,083	$31,788
Ratios to Average Net Assets (e):
Net investment income (loss)	0.73%	0.68%
Net expense	1.25%	1.25%
Gross expense (f)	1.60%	2.59%
PORTFOLIO TURNOVER RATE (c)	14%	29%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized for periods less than one year.
(d)	Total return excludes the effect of the applicable sales load.
(e)	Annualized for periods less than one year.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.
(g)	Less than $0.01.

See Notes to Financial Statements.

10

LIBERTY STREET HORIZON FUND

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2008

Note 1. Organization

The Liberty Street Horizon Fund (the “Fund”) is a non-diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940 (the “Act”), as amended. As of October 31, 2008, the Trust had twenty-seven investment portfolios. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund currently offers three classes of shares: A Shares, C Shares, and Institutional Shares. A Shares commenced operations on May 4, 2007. C Shares commenced operations on May 24, 2007. Institutional Shares commenced operations on July 11, 2007. The Fund seeks to achieve long-term growth of capital.

Note 2. Summary of Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation–Exchange traded securities and over-the-counter securities are valued using the last quoted sale or official closing price, provided by independent pricing services as of the close of trading on the market or exchange for which they are primarily traded, on each Fund business day. In the absence of a sale, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are available are generally valued at the mean of the current bid and asked prices provided by independent pricing services. Debt securities may be valued at prices supplied by a Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Shares of open-end mutual funds are valued at net asset value. Short-term investments that mature in sixty days or less may be valued at amortized cost.

The Fund values its investments at fair value pursuant to procedures adopted by the Trust’s Board of Trustees (the “Board”) if (1) market quotations are insufficient or not readily available or (2) the adviser believes that the values available are unreliable. Fair valuation is based on subjective factors and as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different net asset value (“NAV”) than a NAV determined by using market quotes.

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”). This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements

11

LIBERTY STREET HORIZON FUND

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2008

already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1–quoted prices in active markets for identical assets

Level 2–other significant observable inputs (including quoted prices of similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The aggregate value by input level, as of October 31, 2008, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.

Security Transactions, Investment Income and Realized Gain and Loss–Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium and discount is amortized and accreted in accordance with generally accepted accounting principles. Identified cost of investments sold is used to determine the gain and loss for both financial statement and Federal income tax purposes. The Fund estimates components of distribution from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments.

Foreign Currency–Foreign currency amounts are translated into US dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

The Fund may enter into transactions to purchase or sell foreign currencies to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. Principal risks associated with such transactions include the movement in value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. Fluctuations in the value of such forward currency transactions are recorded daily as unrealized gain or loss; realized gain or loss includes net gain or loss on transactions that have terminated by settlement or by

12

LIBERTY STREET HORIZON FUND

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2008

the Fund entering into offsetting commitments. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Distributions to Shareholders–Distributions to shareholders of net investment income and net capital gains, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

Federal Taxes–The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all its taxable income. In addition, by distributing in each calendar year substantially all its net investment income and capital gains, if any, the Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is required.

The Fund adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes–an interpretation of FAS 109 (“FIN 48”) on May 4, 2007. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management concluded that as of April 30, 2008, there are no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure.

Income and Expense Allocation–The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.

The Fund’s class specific expenses are charged to the operations of that class of shares. Income and expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.

Redemption Fees–A shareholder who redeems shares within 90 days of purchase will incur a redemption fee of 1.00% of the current net asset value of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms at any time. There are limited exceptions to the imposition of the redemption fee.

13

LIBERTY STREET HORIZON FUND

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2008

New Accounting Pronouncements–FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities, effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008, and FASB Staff Position (FSP) 133-1, effective for fiscal years and interim periods ending after November 15, 2008 (the “Standards”) were recently issued. These Standards provide enhanced disclosures about the Fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position. Management is evaluating the application of the Standards to the Fund, and has not at this time determined the impact, resulting from the adoption of these Standards on the Fund’s financial statements.

Note 3. Advisory Fees, Servicing Fees and Other Transactions

Investment Adviser–Liberty Street Advisors, Inc., (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.00% of the Fund’s average daily net assets.

The sub-advisory fee, calculated as a percentage of the Fund’s average daily net assets, is paid by the Adviser.

Distribution–Foreside Fund Services, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser or with Atlantic Fund Administration, LLC (“Atlantic”) or their affiliates. The Fund has adopted a distribution plan for A and C Shares of the Fund in accordance with Rule 12b-1 of the Act. The Fund pays the Distributor and any other entity as authorized by the Board an aggregate fee equal to 0.25% of the average daily net assets of A Shares of the Fund and an aggregate fee equal to 0.75% of the average daily net assets of C Shares of the Fund.

For the period ended October 31, 2008, the Distributor did not receive any of the front-end sales charges assessed on the sale of A Shares. The Distributor did not retain any commissions from contingent deferred sales charges assessed on purchases of $1 million or more of A Shares that are liquidated in whole or in part within one year of purchase.

Other Service Providers–As of June 2, 2008, as to fund accounting and fund administration, and on June 16, 2008, as to transfer agency, Atlantic provides those services to the Fund. Pursuant to an Atlantic services agreement, the Fund pays Atlantic a bundled fee for administration, fund accounting and transfer agency services at an annual rate of: 0.12% on the first $150 million in Fund assets, 0.075% on the next $150 million in Fund assets, 0.05% on the next $300 million in Fund assets, 0.03% on the next $400 million in Fund assets and 0.02% on Fund assets exceeding $1 billion. The base fee is subject to an annual minimum of $135,000. The fee is accrued daily by the Fund and is paid monthly based on the average net assets for the previous month. The Fund’s transfer agent and fund accountant also receive certain shareholder account fees, surcharges and out-of-pocket expenses.

Atlantic provides a Principal Executive Officer, Principal Financial Officer, Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

14

LIBERTY STREET HORIZON FUND

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2008

For the period May 1, 2008 through June 1, 2008, as to fund accounting and fund administration and through June 15, 2008 as to transfer agency, Citigroup Fund Services, LLC provided these services to the fund.

For the period May 1, 2008 through June 1, 2008, Foreside Compliance Services, LLC (“FCS”), an affiliate of the Distributor, provided a Principal Executive Officer, Principal Financial Officer, Chief Compliance Officer, and Anti-Money Laundering Officer as well as certain additional compliance support functions to the Fund. FCS had no role in determining the investment policies of, or the securities to be purchased or sold by the Trust or the Funds. Certain officers or employees of FCS were also officers of the Trust. The Principal Executive Officer was an affiliate of the Distributor due to his ownership interest in the Distributor.

Note 4. Expense Reimbursements and Fees Waived

The Adviser has contractually agreed to waive a portion of its fees and reimburse certain expenses to limit total annual operating expenses (excluding all interest, taxes, portfolio transaction expenses, dividends on short sales and extraordinary expenses) to 1.25% for Institutional Shares and 1.75% for A Shares for each of the class’ average daily net assets through September 1, 2009. For the period ended October 31, 2008, the Adviser waived $117,923 and reimbursed $8,478.

Note 5. Security Transactions

The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments for the period ended October 31, 2008, were $36,193,672 and $9,116,379, respectively.

Note 6. Federal Income Tax and Investment Transactions

As of April 30, 2008, distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed Ordinary Income	$102,223
Unrealized Appreciation (Depreciation)	(6,682,569)
Capital and Other Losses	(54,347)

Total	$(6,634,693)

The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities were primarily due to post October losses, capital loss carryover, nondeductible 12b-1 fees, nondeductible blue sky fees and cumulative PFIC mark to market.

For tax purposes, the current year post-October loss was $53,285. This loss was recognized for tax purposes on the first business day of the Fund’s next year.

15

LIBERTY STREET HORIZON FUND

ADDITIONAL INFORMATION

OCTOBER 31, 2008

Note 7. Other Information

On October 31, 2008 one shareholder held approximately 16% of the outstanding Institutional Shares of the Fund. This shareholder is an omnibus account, which is held on behalf of several underlying shareholders.

Proxy Voting Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (800) 207-7108, on the SEC’s website at www.sec.gov and on the Fund’s website at www.libertystreetfunds.com. The Fund’s proxy voting records for the most recent twelve-month period ended June 30, is available, without charge and upon request, by calling (800) 207-7108 and on the SEC’s website at www.sec.gov and on the Fund’s website at www.libertystreetfunds.com.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on
Form N-Q. The Fund’s Forms N-Q are available, without charge and upon request on the SEC’s website at www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments on certain classes and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The following example is based on $1,000 invested at the beginning of the period and held for the entire period from May 1, 2008, through October 31, 2008.

Actual Expenses–The first line under each class of shares in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes–The second line under each class of shares in the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this

16

LIBERTY STREET HORIZON FUND

ADDITIONAL INFORMATION

OCTOBER 31, 2008

information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) for certain share classes and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs had been included, your costs would have been higher.

	Beginning Account Value May 1, 2008	Ending Account Value October 31, 2008	Expenses Paid During Period*	Annualized Expense Ratio*
A Shares
Actual	$1,000.00	$558.04	$5.89	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.64	$7.63	1.50%
C Shares
Actual	$1,000.00	$556.27	$7.81	1.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.17	$10.11	1.99%
Institutional Shares
Actual	$1,000.00	$558.17	$4.91	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.36	1.25%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by the number of days in most recent fiscal half-year divided by 365 to reflect the half-year period.

17

FOR MORE INFORMATION

INVESTMENT ADVISOR

Liberty Street Advisors, Inc.

125 Maiden Lane, 6th Floor

New York, NY 10038

TRANSFER AGENT

P.O. Box 588

Portland, ME 04112

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

www.foreside.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.

SEMI-ANNUAL REPORT

(UNAUDITED)

LIBERTY STREET

HORIZON FUND

P.O. Box 588

Portland, ME 04112

1-800-207-7108

236 – SAR – 1008

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Included as part of report to stockholders under Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Registrant does not accept nominees to the board of directors from shareholders.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant     Forum Funds

By	/S/ STACEY E. HONG
Stacey E. Hong, Principal Executive Officer

Date	12/26/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/S/ STACEY E. HONG
Stacey E. Hong, Principal Executive Officer

Date	12/26/08

By	/S/ KAREN SHAW
Karen Shaw, Principal Financial Officer

Date	12/26/08